Classification of Financial Instruments - Classification of Comprehensive Income (Loss) from Financial Instruments (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income, expense, gains or losses of financial instruments
Dividends income		₩ 25,941	₩ 28,875	₩ 10,522
Gain (loss) on valuation of derivatives		234,199	224,218	822,994
Gain (loss) on transaction of derivatives		89,659	224,685	84,082
Gain (loss) on valuation of derivatives (equity, before tax)	[1]	(8,518)	(65,052)	(40,460)
Interest expense of trade and other payables		200,440	204,078	213,765
Interest expense of others		614,332	472,248	384,423
Other finance income		4,970	925	1,284
Other finance expenses		2,513	25,144	4,058
Cash and cash equivalents
Income, expense, gains or losses of financial instruments
Interest income		100,205	51,872	12,692
Gain (loss) on foreign currency transactions and translations		(2,073)	22,158	34,923
Financial assets at amortized cost
Income, expense, gains or losses of financial instruments
Interest income		2,929	1,308	797
Gain (loss) on foreign currency transactions and translations		(1,774)	5,087	(3,647)
Financial assets at fair value through other comprehensive income
Income, expense, gains or losses of financial instruments
Dividends income		21,748	26,881	7,573
Financial assets at fair value through profit or loss
Income, expense, gains or losses of financial instruments
Interest income		65,470	58,540	18,415
Dividends income		4,193	1,994	2,949
Gain (loss) on valuation of derivatives		144,797	336,049	450,896
Gain (loss) on transaction of derivatives		130,230	205,298	54,352
Gain (loss) on valuation of financial assets		128,307	(37,230)	8,858
Gain (loss) on disposal of financial assets		13,161	9,358	4,221
Loans and receivables
Income, expense, gains or losses of financial instruments
Interest income		44,029	33,545	25,196
Gain (loss) on foreign currency transactions and translations		127	596	729
Trade and other receivables
Income, expense, gains or losses of financial instruments
Interest income		168,303	164,653	144,543
Gain (loss) on disposal of financial assets		0	0	2,452
Gain (loss) on foreign currency transactions and translations		27,363	1,019	14,207
Short-term financial instruments
Income, expense, gains or losses of financial instruments
Interest income		34,260	15,827	7,531
Gain (loss) on foreign currency transactions and translations		0	3,513	32,218
Long-term financial instruments
Income, expense, gains or losses of financial instruments
Interest income		14,183	14,371	12,470
Gain (loss) on foreign currency transactions and translations		0	1	27
Other financial assets
Income, expense, gains or losses of financial instruments
Interest income		241	637	230
Derivative (applying hedge accounting)
Income, expense, gains or losses of financial instruments
Gain (loss) on valuation of derivatives		76,814	149,888	211,180
Gain (loss) on transaction of derivatives		19,604	54,422	31,351
Gain (loss) on valuation of derivatives (equity, before tax)		(10,539)	(93,699)	(11,734)
Financial liabilities at fair value through profit or loss
Income, expense, gains or losses of financial instruments
Gain (loss) on valuation of derivatives		961	(345,313)	2,751
Gain (loss) on transaction of derivatives		(80,640)	(110,236)	(15,358)
Financial liabilities carried at amortized cost
Income, expense, gains or losses of financial instruments
Gain (loss) on repayment of financial liabilities		0	(15)	(10)
Gain (loss) on foreign currency transactions and translations		(420,203)	(936,269)	(1,162,835)
Interest expense of borrowings and debt securities		3,636,887	2,142,220	1,316,269
Interest expense of trade and other payables		200,440	204,078	213,765
Interest expense of others		614,332	472,248	384,423
Other finance income		4,971	927	1,284
Other finance expenses		1,796	167	2,504
Derivatives (applying hedge accounting)
Income, expense, gains or losses of financial instruments
Gain (loss) on valuation of derivatives		11,627	83,594	158,167
Gain (loss) on transaction of derivatives		20,465	75,201	13,737
Gain (loss) on valuation of derivatives (equity, before tax)		₩ 2,021	₩ 28,647	₩ (28,726)

[1]	For the years ended December 31, 2021, 2022 and 2023, the net loss on valuation of derivatives applying cash flow hedge accounting of ￦15,778 million, ￦24,415 million and ￦3,654 million, net of tax, are included in other comprehensive loss, respectively.